Loans and Allowance for Credit Losses - Summary of Key Economic Variables Used to Estimate Allowance on Performing Loans During Forecast Period (Detail)	3 Months Ended
	Apr. 30, 2021	Oct. 31, 2020
Benign scenario [member] | Canada [member] | 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	8.20%	9.00%
Corporate BBB	1.50%	1.80%
Unemployment rates	6.40%	6.40%
Housing Price Index	20.80%	9.60%
Benign scenario [member] | Canada [member] | 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	5.60%	4.00%
Corporate BBB	1.90%	2.00%
Unemployment rates	5.10%	5.90%
Housing Price Index	10.00%	5.40%
Benign scenario [member] | United States [member] | 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	8.70%	7.00%
Corporate BBB	1.00%	1.60%
Unemployment rates	4.60%	5.20%
Housing Price Index	10.90%	4.70%
Benign scenario [member] | United States [member] | 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	5.70%	3.70%
Corporate BBB	1.20%	1.80%
Unemployment rates	3.40%	4.60%
Housing Price Index	6.50%	4.20%
Base Scenario [member] | Canada [member] | 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	6.00%	6.00%
Corporate BBB	1.90%	2.20%
Unemployment rates	7.80%	8.00%
Housing Price Index	17.80%	4.50%
Base Scenario [member] | Canada [member] | 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	4.00%	3.00%
Corporate BBB	2.20%	2.20%
Unemployment rates	6.30%	7.10%
Housing Price Index	5.10%	2.50%
Base Scenario [member] | United States [member] | 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	6.50%	4.00%
Corporate BBB	1.40%	2.00%
Unemployment rates	5.40%	6.80%
Housing Price Index	8.60%	1.40%
Base Scenario [member] | United States [member] | 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	4.50%	3.00%
Corporate BBB	1.50%	2.10%
Unemployment rates	4.10%	5.60%
Housing Price Index	4.10%	2.70%
Adverse scenario [member] | Canada [member] | 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	(0.90%)	(2.10%)
Corporate BBB	3.60%	4.50%
Unemployment rates	12.00%	13.80%
Housing Price Index	(12.30%)	(9.10%)
Adverse scenario [member] | Canada [member] | 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	(1.10%)	0.80%
Corporate BBB	4.40%	4.00%
Unemployment rates	13.90%	13.90%
Housing Price Index	(18.70%)	(4.60%)
Adverse scenario [member] | United States [member] | 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	(1.60%)	(2.90%)
Corporate BBB	4.20%	4.40%
Unemployment rates	9.80%	12.60%
Housing Price Index	(8.60%)	(7.30%)
Adverse scenario [member] | United States [member] | 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	(1.20%)	0.80%
Corporate BBB	4.50%	3.70%
Unemployment rates	12.30%	12.70%
Housing Price Index	(15.80%)	(2.20%)